Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2024	2023

Employees and related expenses	$941,487	$760,350
Provision for warranty	15,000	40,311
Accrued expenses	230,742	209,212
Current maturities of operating leases	164,395	127,790
Government authorities	180,869	206,621

	$1,532,493	$1,344,284